Fair Value Measurement Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Assets And Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	₨ 9,546
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	9,546	$ 126
Fair value	9,546	126
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests | Level 2
Financial Liabilities [Abstract]
Carrying value	9,546	126	₨ 0
Fair value	9,546	126	0
Financial liabilities designated as a hedge instrument at fair value | Derivative instruments - hedge instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	1,723	23	1,070
Fair value	1,723	23	1,070
Financial liabilities at FVTPL | Derivative instruments - public share warrants | Level 1
Financial Liabilities [Abstract]
Carrying value	1,543	20	0
Fair value	1,543	20	0
Financial liabilities at FVTPL | Derivative instruments - private share warrants | Level 2
Financial Liabilities [Abstract]
Carrying value	943	12	0
Fair value	943	12	0
Financial assets designated as a hedge instrument at fair value | Derivative instruments
Financial Assets [Abstract]
Carrying value	3,593	47	2,691
Fair value	3,593	47	2,691
Financial assets designated as a hedge instrument at fair value | Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	3,593	47	2,691
Fair value	3,593	47	2,691
Financial assets designated as a hedge instrument at fair value | Financial guarantee contracts | Level 3
Financial Assets [Abstract]
Carrying value	0	0	78
Fair value	₨ 0	$ 0	₨ 78